Stock-Based Compensation - Activity for Stock Option (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2017 $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Option Shares, Outstanding at beginning of period | shares	725
Number of Option Shares, Cancelled/expired/forfeited | shares	(180)
Number of Option Shares, Outstanding at end of period | shares	545
Weighted-Average Exercise Price, Outstanding at beginning of period | $ / shares	$ 42.39
Weighted-Average Exercise Price, Cancelled/expired/forfeited | $ / shares	38.34
Weighted-Average Exercise Price, Outstanding at end of period | $ / shares	$ 43.29
Weighted-Average Remaining Contractual Term, Outstanding at end of period	1 year 5 months 26 days